Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Controlling Interests [Line Items]
Derecognized non-controlling interest	$ 1,852
Additional paid-in capital	$ 3,150	$ 4,129
Suncar Online [Member]
Non-Controlling Interests [Line Items]
Equity interest rate	0.64%
Consideration	$ 3,151
Shengda Automobile [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary	84.52%
Additional paid-in capital	$ (1,298)